Consolidated Statements of Operations - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Operating Expenses
General and administrative	$ 659	$ 37,269
Loss from operations	(659)	(37,269)
Nonoperating Income (Expense)
Net loss	$ (659)	$ (37,269)
Basic and diluted net loss per share of common stock (in dollars per share)	$ (6.59)	$ (372.69)
Basic and diluted net loss per share of common stock (in dollars per share)	$ (6.59)	$ (372.69)
Weighted-Average Shares Outstanding, Basic (in shares)	100	100
Weighted-Average Shares Outstanding, Diluted (in shares)	100	100
Forge Nano, Inc.
Net Sales
Total Net Sales		$ 2,134,000	$ 999,000	$ 7,388,000	$ 8,299,000
Cost of Sales
Total Cost of Sales		3,062,000	2,100,000	11,245,000	7,967,000
Gross Loss		(928,000)	(1,101,000)	(3,857,000)	332,000
Operating Expenses
General and administrative		10,389,000	9,536,000	40,788,000	27,474,000
Total Operating Expenses		10,389,000	9,536,000	40,788,000	27,474,000
Loss from operations		(11,317,000)	(10,637,000)	(44,645,000)	(27,142,000)
Nonoperating Income (Expense)
Interest income		65,000	90,000	637,000	1,053,000
Grant income		976,000	1,053,000	7,062,000	2,306,000
Other income		37,000	5,000	865,000	263,000
Interest expense, change in fair value, and amortization of debt discount		(1,422,000)	(4,362,000)	(6,515,000)	(3,439,000)
Other expense		(15,000)	(132,000)	(578,000)	(25,000)
Total other income		(359,000)	(3,346,000)	1,471,000	158,000
Net loss		$ (11,676,000)	$ (13,983,000)	$ (43,174,000)	$ (26,984,000)
Basic and diluted net loss per share of common stock (in dollars per share)		$ (7.31)	$ (9.07)	$ (27.94)	$ (17.7)
Basic and diluted net loss per share of common stock (in dollars per share)		$ (7.31)	$ (9.07)	$ (27.94)	$ (17.7)
Weighted-Average Shares Outstanding, Basic (in shares)		1,596,561	1,541,632	1,545,163	1,524,640
Weighted-Average Shares Outstanding, Diluted (in shares)		1,596,561	1,541,632	1,545,163	1,524,640
Forge Nano, Inc. | Tool manufacturing and related services
Net Sales
Total Net Sales		$ 1,538,000	$ 588,000	$ 4,625,000	$ 6,852,000
Cost of Sales
Total Cost of Sales		1,770,000	1,116,000	6,239,000	5,441,000
Forge Nano, Inc. | Coating services
Net Sales
Total Net Sales		283,000	231,000	1,429,000	1,332,000
Cost of Sales
Total Cost of Sales		1,201,000	898,000	3,921,000	2,486,000
Forge Nano, Inc. | Battery manufacturing
Net Sales
Total Net Sales		313,000	180,000	1,334,000	115,000
Cost of Sales
Total Cost of Sales		$ 91,000	$ 86,000	$ 1,085,000	$ 40,000